Repurchase agreements and securities lending transactions accounted for as secured borrowings (Tables)	12 Months Ended
Mar. 31, 2024
Gross Amounts of Liabilities by Remaining Contractual Maturity
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by remaining contractual maturity at March 31, 2023 and 2024:

	Overnight and continuous	Up to 30 days	31-90 days	Greater than 90 days	Total

	(in billions of yen)
2023
Repurchase agreements	2,285	16,508	5,471	1,473	25,737
Securities lending transactions	685	73	—	128	886

Total	2,970	16,581	5,471	1,601	26,623

2024
Repurchase agreements	18,661	11,040	5,415	2,989	38,105
Securities lending transactions	1,288	19	—	44	1,350

Total	19,949	11,058	5,415	3,033	39,455

Gross Amounts of Liabilities by Class of Underlying Collateral
The following table shows the gross amounts of liabilities associated with repurchase agreements and securities lending transactions, by class of underlying collateral at March 31, 2023 and 2024:

	Repurchase agreements	Securities lending transactions

	(in billions of yen)
2023
Japanese government bonds and Japanese local government bonds	6,114	102
Foreign government bonds and foreign agency mortgage-backed securities	17,475	73
Commercial paper and corporate bonds	430	—
Equity securities	1,491	711
Other	227	—

Total	25,737	886

2024
Japanese government bonds and Japanese local government bonds	6,167	102
Foreign government bonds and foreign agency mortgage-backed securities	28,757	19
Commercial paper and corporate bonds	913	—
Equity securities	1,609	1,229
Other	658	—

Total (Note)	38,105	1,350